Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net
Schedule of property and equipment, net

Property and equipment, net, consisted of the following (in thousands):

	December 31,
	2016	2015
Computer software	$456	$436
Computer equipment	1,268	1,096
Machinery and equipment	4,313	3,372
Furniture and fixtures	636	578
Leasehold improvements	679	655
Equipment held by customers	3,475	1,718

	10,827	7,855
Less: Accumulated depreciation and amortization	(6,389)	(5,044)
Add: Construction-in-progress	117	11

	$4,555	$2,822